Income Taxes and Distributions (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes and Distributions (Tables) [Abstract]
Cash distributions paid to common stockholders, for federal income tax purposes

	Year Ended December 31,
	2010	2009	2008
Per Share:
Ordinary income	$0.7774	$1.9865	$1.6196
Return of capital	1.7408	0.4864	0.8904
Long-term capital gains	0.0190	—	—
1250 gains	0.2028	0.2471	0.1900

Totals	$2.7400	$2.7200	$2.7000